Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 248,557	$ 216,683
Customer accounts and other restricted cash	937,382	1,081,896
Accounts receivable, net of allowance for credit losses of $4,875 and $7,994, respectively	157,587	158,197
Settlement receivables, net of allowance for credit losses of $5,435 and $4,082, respectively	161,984	138,565
Prepaid expenses and other current assets	110,633	81,298
Derivative financial assets	1,418	0
Contingent consideration receivable - current	1,498	0
Total current assets	1,619,059	1,676,639
Deferred tax assets	993	91,304
Property, plant and equipment, net	28,000	24,297
Operating lease right-of-use assets	39,417	40,620
Derivative financial assets	0	5,502
Intangible assets, net	910,520	981,315
Goodwill	2,073,067	1,976,851
Contingent consideration receivable - non-current	3,312	0
Other assets – non-current	14,798	12,806
Total assets	4,689,166	4,809,334
Current liabilities
Accounts payable and other liabilities	194,327	176,940
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,141,118	1,235,104
Operating lease liabilities – current	9,041	7,653
Income taxes payable	12,016	5,495
Warrant liabilities	997	0
Contingent consideration payable - current	767	8,070
Liability for share-based compensation – current	1,338	2,126
Total current liabilities	1,369,794	1,445,578
Non-current debt	2,486,793	2,353,358
Operating lease liabilities - non-current	33,105	35,573
Deferred tax liabilities	86,329	91,570
Warrant liabilities	0	1,401
Derivative financial liabilities - non-current	968	0
Liability for share-based compensation – non-current	1,090	2,268
Contingent consideration payable - non-current	672	325
Total liabilities	3,978,751	3,930,073
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 63,587,424 shares issued and 57,462,927 outstanding as of 30 September 2025, and 62,511,104 shares issued and 59,888,304 outstanding as of December 31, 2024	763	750
Additional paid in capital	3,216,220	3,199,119
Accumulated deficit	(2,394,813)	(2,237,534)
Treasury shares - at cost; 6,124,497 shares as of September 30, 2025 and 2,622,800 shares as of December 31, 2024	(91,475)	(42,586)
Accumulated other comprehensive loss	(20,280)	(40,488)
Total shareholder's equity	710,415	879,261
Total liabilities and shareholder’s equity	$ 4,689,166	$ 4,809,334